Earnings (loss) per ordinary share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings (loss) per ordinary share

14.  Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year, if any.  Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive.

	2018	2017	2016
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	43,661	(678)	(338,427)
Denominator:
Weighted average basic shares outstanding	171,406,272	171,949,128	171,838,153
Basic earnings (loss) per ordinary share (US$)	0.25	—	(1.97)

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	43,661	(678)	(338,427)
Denominator:
Weighted average basic shares outstanding	171,406,272	171,949,128	171,838,153
Effect of dilutive securities	123,340	—	—
Weighted average dilutive shares outstanding	171,529,612	171,949,128	171,838,153
Diluted earnings (loss) per ordinary share (US$)	0.25	—	(1.97)

Potential ordinary shares of 269,116, of 70,673, and of 96,236 were excluded from the calculation of diluted earnings (loss) per ordinary share in 2018, 2017, and 2016 respectively because their effect would be anti-dilutive.